Concentrations	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Concentrations

17.	Concentrations:

Major customers

During the year ended December 31, 2025, and 2024, the Company sold Ad tech revenue; sold subscriptions on its site Rooplay; and premium purchases of Rooplay Originals. During the year ended December 31, 2025, the Company had revenues of $6,985,121 and $2,219,151, from two customers (December 31, 2024 - two customers for $2,715,633 and $1,935,119; December 31, 2023 - two customers for $2,927,239 and $1,716,205) which was more than 10% of the total revenue. The Company utilizes certain advertising agencies for the Ad tech revenue.